CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Loss from operations	$ (245,178)			$ (137,763)			$ (939,480)	$ (786,678)	$ (1,670,440)	$ (1,577,543)
Other income (expense):
(Loss) Income before provision for income taxes	(1,471,678)			132,447			(1,600,931)	4,085,128	4,048,882	18,495,230
Income tax benefit	24,220			142,965			138,344	1,253,934	1,319,280	362,282
Net income (loss)							(1,739,275)	2,831,194	2,729,602	18,132,948
Net (loss) income	(1,495,898)	$ (504,984)	$ 261,607	(10,518)	$ 1,657,247	$ 1,184,465	(1,739,275)	2,831,194	2,729,602	18,132,948
Angel Studios, Inc. CIK: 0001671941
Revenue:
Total revenue	20,121,166			113,022,154			65,485,798	152,490,595	202,437,316	75,516,562
Operating expenses:
Cost of revenues	8,107,950			46,037,758			31,339,159	64,438,397	86,032,540	40,392,001
Selling and marketing	16,602,045			28,814,600			54,893,723	51,733,879	74,181,413	19,257,984
General and administrative	6,059,396			7,110,171			15,972,632	13,219,825	18,121,437	12,049,547
Research and development	3,168,016			3,535,760			11,201,952	9,794,724	13,905,426	12,345,518
Legal expense	1,328,090			322,493			10,037,679	786,536	2,038,974	802,044
Net loss (gain) on digital assets	(862,479)			3,599			(1,594,889)	3,599
Total operating expenses	34,403,018			85,824,381			121,850,256	139,976,960	194,283,790	89,912,507
Loss from operations	(14,281,852)			27,197,773			(56,364,458)	12,513,635	8,153,526	(14,395,945)
Other income (expense):
Interest expense	(452,177)			(3,005,434)			(1,969,247)	(3,340,622)	(3,657,958)	(694,374)
Interest income	754,561			523,367			2,581,062	1,013,848	1,819,121	614,426
Total other income (expense), net	302,384			(2,482,067)			611,815	(2,326,774)	(1,838,837)	(79,948)
(Loss) Income before provision for income taxes	(13,979,468)			24,715,706			(55,752,643)	10,186,861	6,314,689	(14,475,893)
Income tax benefit	(80,099)			(897,581)			(4,483,167)	(897,581)	(2,697,435)	(765,185)
Net income (loss)	(13,899,369)			25,613,287			(51,269,476)	11,084,442	9,012,124	(13,710,708)
Net loss attributable to noncontrolling interests	(44,193)			(38,519)			(87,403)	(82,849)	(151,670)
Net (loss) income	$ (13,855,176)			$ 25,651,806			$ (51,182,073)	$ 11,167,291	$ 9,163,794	$ (13,710,708)
Basic net (loss) income per share	$ (0.534)			$ 1.033			$ (2.014)	$ 0.452	$ 0.37	$ (0.565)
Diluted net income (loss) per share	$ (0.534)			$ 0.993			$ (2.014)	$ 0.434	$ 0.353	$ (0.533)
Weighted average shares outstanding, basic	25,944,793			24,828,827			25,409,358	24,725,309	24,775,858	24,264,683
Weighted average common shares outstanding - diluted	25,944,793			25,836,081			25,409,358	25,712,325	25,929,246	25,703,235
Licensed content and other revenue | Angel Studios, Inc. CIK: 0001671941
Revenue:
Total revenue	$ 18,416,499			$ 105,231,695			$ 58,992,899	$ 121,608,240	$ 167,150,134	$ 41,536,516
Pay it Forward revenue | Angel Studios, Inc. CIK: 0001671941
Revenue:
Total revenue	$ 1,704,667			$ 7,790,459			$ 6,492,899	$ 30,882,355	$ 35,287,182	$ 33,980,046